Leases (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Low value leases expensed	£ 1	£ 1	£ 2
Total	£ 1	£ 1	£ 2